Other income and other net gains (Tables)	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Disclosure of other operating income expense

	2025	2024
Bank interest income	$26,835,314	$31,280,591
Consultancy and management service income	468,000	468,000
Sales and marketing service income	420,916	240,716
Others	171,944	50,037
Total other income	$27,896,174	$32,039,344

	2025	2024
Foreign exchange gain (loss), net	$1,080,594	$(2,489,614)
Gain (loss) on disposal of property, plant and equipment	31,062	(160,966)
Gain on lease modification	—	104,493
Waiver from amount due to a related company	3,591,998	—
Total other gains and losses, net	$4,703,654	$(2,546,087)